Basis of Preparation (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Preparation (Details) [Line Items]
Net assets	£ 306,300
Cash balance	60,347	£ 243,524	£ 34,539	£ 26,366
Additional capital	£ 836,000
Sale of revenue, percentage	100.00%
Customer Relationships [Member] | Bottom of Range [Member]
Basis of Preparation (Details) [Line Items]
Estimated useful lives	2 years
Customer Relationships [Member] | Top of Range [Member]
Basis of Preparation (Details) [Line Items]
Estimated useful lives	6 years
Brand Name [Member]
Basis of Preparation (Details) [Line Items]
Estimated useful lives	3 years